Employee benefits (Schedule of Net Cost of Period Related to Retirement Benefits Plan) (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Discount rate	7.70%	7.70%	9.50%
Rate of salary increase	4.50%	4.50%	4.50%